Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Accounts")

Supplement to:

Ameritas Low-Load® Variable Universal Life and

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectus Dated May 1, 2016

Ameritas Advisor No-Load VA and Ameritas Advisor VUL®

Prospectuses Dated May 1, 2017

Supplement Dated January 31, 2018

On January 18, 2018, the Vanguard® REIT Index Portfolio was renamed Vanguard® Real Estate Index Portfolio. All references in the prospectus and supporting material relating to your variable Policy to Vanguard® REIT Index Portfolio will be replaced with Vanguard® Real Estate Index Portfolio.

All other provisions remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 757 1-18